SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2020
11. SHAREHOLDERS' EQUITY

Ordinary Shares

China Liberal is an excepted company established under the laws of the Cayman Island on February 25, 2019. The original authorized number of ordinary shares was 50,000 shares with par value of US$1.00 per share and 1,000 ordinary shares were issued. On July 8, 2019, the Company amended its Memorandum of Association to subdivide the authorized shares from 50,000 shares at par value of $1.00 per share to 50,000,000 shares of ordinary shares with par value of $0.001 per share, and subdivide the already issued 1,001 shares to 1,001,000 shares at par value of $0.001 per share. On July 15, 2019, the Company issued additional 3,999,000 shares of ordinary shares with par value of $0.001 per share to current shareholders. As a result, there are total 5,000,000 share issued and outstanding. The issuance of these 5,000,000 ordinary shares is considered as a part of the Reorganization of the Company, which was retroactively applied as if the transaction occurred at the beginning of the period presented (see Note 1).

Initial Public Offering

On May 12, 2020, the Company completed its IPO of 1,333,333 common shares at a public offering price of $6.00 per share. The gross proceeds were $8 million before deducting placement agents’ commissions and other offering expenses, resulting in net proceeds of approximately $4.8 million. In connection with the offering, the Company’s common shares began trading on the NASDAQ Global Market under the symbol “CLEU.”

As of June 30, 2020 and December 31, 2019, the Company had a total of 6,333,333 and 5,000,000 ordinary shares issued and outstanding, respectively.

Acquisition of non-controlling interest

Before December 31, 2018, non-controlling interests represent five minority shareholders’ 8.8228% ownership interests in the Company’s subsidiary China Liberal Beijing. On February 1, 2019, Boya Hong Kong entered into share transfer agreements with each of the non-controlling shareholders of China Liberal Beijing and completed the acquisition of the 8.8228% non-controlling interest in China Liberal Beijing, for a total price of RMB 2.95 million (approximately $453,669). The total value of the non-controlling interest amounted to $540,907 as of the acquisition date. The Company borrowed cash from related party to make the acquisition payment. After this transaction, China Liberal Beijing became a 100% owned subsidiary of Boya Hong Kong (See Note 1 and Note 8). In accordance with ASC 810 “Consolidation,” changes in a parent’s ownership while the parent retains its controlling financial interest in its subsidiary should be accounted for as an equity transaction. Therefore, no gain or loss was recognized from this transaction.

Statutory reserve and restricted net assets

The Company’s PRC subsidiary is restricted in its ability to transfer a portion of its net assets to the Company. The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China.

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital, but are not distributable as cash dividends.

Relevant PRC laws and regulations restrict the Company’s PRC subsidiary from transferring a portion of its net assets, equivalent to its statutory reserves and its share capital, to the Company in the form of loans, advances or cash dividends. Only PRC entities’ accumulated profits may be distributed as dividends to the Company without the consent of a third party. As of June 30, 2020 and December 31, 2019, the restricted amounts as determined pursuant to PRC statutory laws totaled $407,534 and $379,952, respectively, and total restricted net assets amounted to $9,772,354 and $4,964,068, respectively.